Business combinations (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the dates of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	18	—	18
Intangible Assets
Vendor Relationships	—	36	36
Customer Contracts and Relationships	—	24	24
Brand	—	8	8
Software	—	4	4
Deferred tax liabilities on intangible assets	—	(3)	(3)
	18	69	87
Goodwill			102
Total purchase price			189

*Includes cash and cash equivalents acquired of $11 million

HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates, assumptions and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	6	—	6
Intangible assets - Customer contracts and relationships	—	17	17
Deferred tax liabilities on intangible assets	—	(5)	(5)
	6	12	18
Goodwill			16
Less: Non-controlling interest			(4)
Total purchase price			30

* Includes cash and cash equivalents acquired of $26 million

Stater N.V
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	78	—	78
Intangible assets
Customer Contracts and Relationships	—	79	79
Technology	—	16	16
Brand	—	3	3
Deferred tax liabilities on intangible assets	—	(20)	(20)
	78	78	156
Goodwill			57
Less: Non-controlling interest			(42)
Total purchase price			171

*	Includes cash and cash equivalents acquired of $73 million

Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	3	—	3
Intangible assets
Customer Contracts and Relationships	—	20	20
Salesforce Relationships	—	43	43
Brand	—	15	15
Deferred tax liabilities on intangible assets	—	(20)	(20)
	3	58	61
Goodwill			130
Total purchase price			191
*	Includes cash and cash equivalents acquired of $1 million

Disclosure of Detailed Information About Acquisition Date Fair Value of Each Major Class of Consideration Explanatory

The fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Purchase price allocated
Cash consideration	180
Fair value of contingent consideration	11
191